Employee benefits - Assumptions used for the Monte Carlo simulation (Details) - Performance Share Unit Program - PSU	Dec. 31, 2021 Y R$ / shares USD ($)
Granted shares
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Measurement unit | $	1,474,723
VALE (BRL)
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Measurement unit	109.02
VALE ON (USD)
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Measurement unit	20.12
Expected volatility
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Measurement unit	39.00
Expected dividend yield
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Measurement unit	3.18
Expected term (in years)
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Measurement unit | Y	3
Expected shareholder return indicator
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Measurement unit	51.20
Expected value of the performance factor (Total)
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Measurement unit	60.96